SCHEDULE OF SHARE OPTIONS OUTSTANDING EXPIRY DATES AND EXERCISE PRICES (Details)							12 Months Ended
	Jan. 31, 2022 $ / shares	Aug. 31, 2021 $ / shares	Apr. 15, 2021 $ / shares	Jan. 12, 2021 $ / shares	Jan. 06, 2021 $ / shares	Aug. 20, 2020 $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 8.0	$ 4.9	$ 7.9	$ 0.79	$ 0.5	$ 15.5
Share Options, Outstanding | shares							72,400,000	60,750,000	19,500,000	23,000,000
6 July 2018 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding							Jul. 06, 2025
Exercise Price | $ / shares							$ 4.5
Share Options, Outstanding | shares							2,000,000
20 August 2020 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding							Aug. 19, 2028
Exercise Price | $ / shares							$ 15.5
Share Options, Outstanding | shares							750,000
6 January 2021 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding							Jan. 05, 2031
Exercise Price | $ / shares							$ 5
Share Options, Outstanding | shares							40,000,000
12 January 2021 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding							Jan. 11, 2031
Exercise Price | $ / shares							$ 7.9
Share Options, Outstanding | shares							1,500,000
15 April 2021 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding							Apr. 15, 2031
Exercise Price | $ / shares							$ 7.88
Share Options, Outstanding | shares							5,000,000
31 August 2021 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding							Aug. 31, 2031
Exercise Price | $ / shares							$ 4.9
Share Options, Outstanding | shares							14,400,000
31 January 2022 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding							Jan. 30, 2032
Exercise Price | $ / shares							$ 8.0
Share Options, Outstanding | shares							8,750,000